Annual Operating Expenses {- Fidelity Freedom Index 2050 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2050 Fund	May 28, 2022
Institutional Premium Class
Operating Expenses:
Management fee	0.08%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.08%
Premier Class
Operating Expenses:
Management fee	0.06%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.06%